Noncontrolling Interests (Changes In MUFG's Ownership Interests In Subsidiaries) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income attributable to Mitsubishi UFJ Financial Group	¥ 596,012	¥ 190,964
Mitsubishi UFJ Financial Group Shareholders' Equity [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income attributable to Mitsubishi UFJ Financial Group	596,012	190,964
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders: Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 18)		(12,000)
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders, Other	(307)	(165)
Net transfers to the noncontrolling interest shareholders	(307)	(12,165)
Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥ 595,705	¥ 178,799